RELATED PARTY TRANSACTIONS (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Fernie Castle
RELATED PARTY TRANSACTIONS
Corresponding expenses	$ 227,018	¥ 182,500
Period of notice in advance for termination of lease without penalty	1 month	1 month
Robin Hill
RELATED PARTY TRANSACTIONS
Corresponding expenses	$ 187,834	¥ 151,000
Period of notice in advance for termination of lease without penalty	1 month	1 month